RELATED PARTY INFORMATION (Tables)	3 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2019	2018
	(in millions)
Net sales	$160	$199
Cost of goods sold	$113	$136
Selling, general and administrative expenses	$33	$38

	March 31, 2019	December 31, 2018
	(in millions)
Trade receivables	$9	$10
Trade payables	$110	$118

	Three Months Ended March 31,
	2019	2018
	(in millions)
Net sales	$251	$319
Cost of goods sold	$106	$95

	March 31, 2019	December 31, 2018
	(in millions)
Trade receivables	$158	$107
Trade payables	$106	$103